UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
January 31, 2016 (Unaudited)

Common Stocks--76.3%	Shares		Value ($)
Automobiles & Components--.9%
Continental	1,073		224,077
Tesla Motors	2,594	a	495,973
			720,050
Capital Goods--6.8%
Alfa, Cl. A	353,800		659,117
Bidvest Group	18,171		419,655
Honeywell International	5,352	b	552,326
Iochpe Maxion	95,300		254,702
Lockheed Martin	2,778	b	586,158
Owens Corning	18,100	b	836,039
Promotora y Operadora de
Infraestructura	55,700		640,200
Prysmian	16,979		350,076
Safran	7,647		498,996
United Technologies	6,997	b	613,567
			5,410,836
Commercial & Professional Services--.6%
Randstad Holding	8,365		457,246
Consumer Durables & Apparel--1.5%
Hanesbrands	25,097	b	767,215
LVMH Moet Hennessy Louis Vuitton	2,664		429,444
			1,196,659
Consumer Services--1.1%
InterContinental Hotels Group	11,700		385,472
Norwegian Cruise Line Holdings	10,467	a	474,888
			860,360
Energy--13.7%
EOG Resources	11,617	b	825,039
Galp Energia	55,690		663,773
Genel Energy	147,976	a	223,190
Halliburton	28,967	b	920,861
Occidental Petroleum	15,634	b	1,076,088
Petrofac	46,679		532,071
Phillips 66	14,017	b	1,123,463
Rosneft, GDR	198,339		710,344
Royal Dutch Shell, Cl. A	41,668		911,853
Saras	345,367	a	720,863

Schlumberger	15,052	b	1,087,808
Superior Energy Services	84,254	b	868,659
Valero Energy	18,075	b	1,226,750
			10,890,762
Food, Beverage & Tobacco--4.2%
ConAgra Foods	29,825	b	1,241,913
Molson Coors Brewing, Cl. B	13,058	b	1,181,488
Mondelez International, Cl. A	20,810	b	896,911
			3,320,312
Health Care Equipment & Services--8.6%
Align Technology	5,870	a,b	388,242
Boston Scientific	27,472	a,b	481,584
Cardinal Health	6,547	b	532,729
Centene	8,822	a,b	547,493
Cigna	2,956	b	394,922
DENTSPLY International	8,440		497,032
Envision Healthcare Holdings	10,741	a,b	237,376
Express Scripts Holding	6,105	a,b	438,766
Hill-Rom Holdings	10,833		529,517
Koninklijke Philips	23,797	a	633,091
Medtronic	10,840	b	822,973
Stryker	4,991		494,858
VCA	8,302	a	425,644
Zimmer Biomet Holdings	4,148	b	411,731
			6,835,958
Materials--3.3%
Albemarle	7,806		410,908
Celanese, Ser. A	10,309	b	656,374
Dow Chemical	12,398	b	520,716
Newmont Mining	30,788		614,528
Nucor	10,678		417,189
			2,619,715
Media--4.3%
AMC Networks, Cl. A	6,234	a,b	453,773
CBS, Cl. B	16,260	b	772,350
Interpublic Group of Companies	36,411	b	817,063
ProSiebenSat.1 Media	7,931		394,805
Time Warner	8,116		571,691
WPP	18,698		406,960
			3,416,642
Pharmaceuticals, Biotech & Life Sciences--4.4%
AbbVie	8,377		459,897
AstraZeneca, ADR	10,053	b	323,908

BioMarin Pharmaceutical	5,561	a	411,625
Bristol-Myers Squibb	10,012	b	622,346
Eli Lilly & Co.	5,891	b	465,978
Perrigo Company	3,255		470,608
Teva Pharmaceutical Industries,
ADR	7,636	b	469,461
Vertex Pharmaceuticals	3,504	a,b	317,988
			3,541,811
Retailing--4.3%
Dollar General	8,951	b	671,862
Home Depot	4,561	b	573,591
Priceline Group	431	a,b	459,002
Staples	55,689	b	496,746
The TJX Companies	7,631	b	543,632
Ulta Salon Cosmetics & Fragrance	3,552	a,b	643,516
			3,388,349
Semiconductors & Semiconductor Equipment--2.8%
Avago Technologies	7,438	b	994,535
Cavium	9,495	a,b	548,526
NXP Semiconductors	9,745	a,b	728,731
			2,271,792
Software & Services--8.0%
Akamai Technologies	14,555	a,b	663,999
Alphabet, Cl. C	1,549	a,b	1,150,830
Citrix Systems	6,927	a,b	488,076
Facebook, Cl. A	7,370	a,b	826,988
Fortinet	17,085	a,b	480,772
Oracle	21,965	b	797,549
salesforce.com	9,852	a,b	670,527
Splunk	7,862	a,b	363,932
Visa, Cl. A	7,355	b	547,874
Workday, Cl. A	6,499	a,b	409,502
			6,400,049
Technology Hardware & Equipment--4.5%
Apple	7,702	b	749,713
Ciena	31,019	a,b	551,208
Cisco Systems	50,419	b	1,199,468
Fitbit, Cl. A	22,042		365,897
Murata Manufacturing	6,000		693,366
			3,559,652
Telecommunication Services--2.0%
China Mobile, ADR	12,295	b	670,446
ENTEL Chile	49,055		480,992

Telefonica Brasil, ADR	47,049	b	410,267
			1,561,705
Transportation--3.0%
Airports of Thailand	47,000		497,988
Beijing Capital International
Airport, Cl. H	588,000		534,703
Delta Air Lines	9,630	b	426,513
Southwest Airlines	8,993	b	338,317
Union Pacific	8,252	b	594,144
			2,391,665
Utilities--2.3%
NextEra Energy	11,124	b	1,242,662
NRG Yield, Cl. A	30,643	b	379,973
NRG Yield, Cl. C	17,751	b	235,024
			1,857,659
Total Common Stocks
(cost $63,216,039)			60,701,222

Other Investment--15.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,481,252)	12,481,252	[c]	12,481,252
Total Investments (cost $75,697,291)	92.0%		73,182,474
Cash and Receivables (Net)	8.0%		6,347,867
Net Assets	100.0%		79,530,341

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $223,765 of which $6,972,531 related to appreciated investment securities and $6,748,766 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	15.7
Energy	13.7
Health Care Equipment & Services	8.6
Software & Services	8.0

Capital Goods	6.8
Technology Hardware & Equipment	4.5
Pharmaceuticals, Biotech & Life Sciences	4.4
Media	4.3
Retailing	4.3
Food, Beverage & Tobacco	4.2
Materials	3.3
Transportation	3.0
Semiconductors & Semiconductor Equipment	2.8
Utilities	2.3
Telecommunication Services	2.0
Consumer Durables & Apparel	1.5
Consumer Services	1.1
Automobiles & Components	.9
Commercial & Professional Services	.6
92.0
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
January 31, 2016 (Unaudited)

Common Stocks--41.4%	Shares	Value ($)
Automobiles & Components--.3%
Fuji Heavy Industries	6,100	249,283
Capital Goods--3.8%
CNH Industrial	70,123	439,180
Deere & Co.	6,663	513,118
Dover	3,958	231,345
Fastenal	11,952	484,773
Parker Hannifin	4,185	406,615
Rotork	190,939	467,610
Siemens	5,242	501,806
		3,044,447
Commercial & Professional Services--.5%
Dun & Bradstreet	4,210	414,348
Consumer Durables & Apparel--.7%
Ralph Lauren	5,082	571,725
Consumer Services--.8%
Sodexo	6,356	628,952
Energy--11.7%
Chevron	13,480	1,165,616
Exxon Mobil	13,381	1,041,711

HollyFrontier	29,573		1,034,168
Lukoil PJSC	21,858		741,423
Murphy Oil	57,060		1,118,947
National Oilwell Varco	31,398		1,021,691
Petroleo Brasileiro, ADR	193,762		672,354
Repsol	79,783		830,860
Statoilhydro	60,768		843,946
Technip	18,041		846,213
			9,316,929
Food & Staples Retailing--.8%
Walgreens Boots Alliance	7,959		634,491
Food, Beverage & Tobacco--1.9%
Flowers Foods	19,405		398,579
General Mills	9,176		518,536
McCormick & Co.	6,754		594,149
			1,511,264
Health Care Equipment & Services--4.5%
Abbott Laboratories	15,492		586,372
DaVita HealthCare Partners	6,111		410,170
Fresenius Se & Co.	7,398		489,518
Henry Schein	3,931		595,311
IDEXX Laboratories	7,199		504,938
Owens & Minor	13,948		483,298
Varian Medical Systems	6,817		525,795
			3,595,402
Household & Personal Products--.6%
Coty, Cl. A	20,373		501,380
Materials--2.6%
International Paper	21,476		734,694
Praxair	6,323		632,300
Yara International	18,291		696,082
			2,063,076
Media--.7%
Thomson Reuters	14,671		548,695
Pharmaceuticals, Biotech & Life Sciences--2.3%
Amgen	2,276		347,613
Celgene	4,970		498,590
Endo International	3,914		217,110
Mallinckrodt	4,232		245,837
Roche Holdings	2,098		545,816
			1,854,966
Real Estate--.9%
Weyerhaeuser	26,538	a	679,638

Retailing--2.3%
Bed Bath & Beyond	8,848	381,968
Gap	16,037	396,435
Nordstrom	11,498	564,552
Tiffany & Co.	7,618	486,333
		1,829,288
Semiconductors & Semiconductor Equipment--.4%
LG Display, ADR	38,770	350,869
Software & Services--3.1%
Alibaba Group Holding, ADR	5,857	392,595
CA	21,327	612,725
SAP, ADR	10,063	803,027
ServiceNow	5,423	337,365
Twitter	16,857	283,198
		2,428,910
Technology Hardware & Equipment--.6%
Ingenico	4,028	476,049
Telecommunication Services--.5%
T-Mobile US	9,553	383,553
Transportation--.5%
Royal Mail	59,200	389,358
Utilities--1.9%
Consolidated Edison	10,730	744,554
Southern	15,221	744,611
		1,489,165
Total Common Stocks
(cost $35,700,370)		32,961,788

ADR - American Depository Receipts

a Investment in real estate investment trust.

Portfolio Summary (Unaudited) †		Value (%)
Energy		11.7
Health Care Equipment & Services		4.5
Capital Goods		3.8
Software & Services		3.1
Materials		2.6
Pharmaceuticals, Biotech & Life Sciences		2.3
Retailing		2.3
Food, Beverage & Tobacco		1.9
Utilities		1.9
Real Estate		.9

Consumer Services	.8
Food & Staples Retailing	.8
Consumer Durables & Apparel	.7
Media	.7
Household & Personal Products	.6
Technology Hardware & Equipment	.6
Commercial & Professional Services	.5
Telecommunication Services	.5
Transportation	.5
Semiconductors & Semiconductor Equipment	.4
Automobiles & Components	.3
41.4

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	44,557,917	-		-	44,557,917
Equity Securities - Foreign Common Stocks†	4,420,321	11,722,984	††	-	16,143,305
Mutual Funds	12,481,252	-		-	12,481,252
Liabilities ($)
Other Financial Instruments:
Securities Sold Short:
Equity Securities - Domestic Common Stocks†††	(22,048,152)	-		-	(22,048,152)
Equity Securities - Foreign Common Stocks†††	(3,508,963)	(7,404,673)		-	(10,913,636)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
††† See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)